SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - agreement				12 Months Ended
	May 24, 2018	Mar. 29, 2018	Jun. 16, 2014	Dec. 31, 2019	Dec. 31, 2018	Oct. 27, 2015
Disclosure of information about consolidated structured entities [line items]
Number of metal purchase agreements						3
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Ownership interest				57.60%
Minera Agua Rica Sucursal [Member]
Disclosure of information about consolidated structured entities [line items]
Ownership interest				100.00%
Canadian Malartic Corporation [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%
Proportion of ownership interest in associate				50.00%
Leagold Mining Corporation
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	20.50%			20.40%	20.50%